Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,068,503	$ 1,418,211
Equity Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	75.00%
Equity Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	25.00%
Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,066,127	1,415,748
Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	31,631	35,194
Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	31,631	35,194
Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,034,496	1,380,554
Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	268,041	378,474
Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	118,717	160,384
Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	185,459	282,448
Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	62,828	82,999
Level 2 – Significant other observable inputs | Commingled trust fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	392,520	469,572
Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,771	6,479
Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	160	198
Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,376	2,463
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,030,044	1,366,043	$ 1,186,433
Qualified Retirement Plan | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,027,668	1,363,580
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,027,668	1,363,580
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	266,368	373,936
Qualified Retirement Plan | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	117,976	158,461
Qualified Retirement Plan | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	184,300	279,062
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	62,436	82,004
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Commingled trust fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	390,070	463,942
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,359	5,979
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	159	196
Qualified Retirement Plan | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,376	2,463
PBOP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	38,459	52,168	$ 52,286
PBOP | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	38,459	52,168
PBOP | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	31,631	35,194
PBOP | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	31,631	35,194
PBOP | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,828	16,974
PBOP | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,673	4,538
PBOP | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	741	1,923
PBOP | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,159	3,386
PBOP | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	392	995
PBOP | Level 2 – Significant other observable inputs | Commingled trust fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,450	5,630
PBOP | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	412	500
PBOP | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1	2
PBOP | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 0	$ 0